Note 9 - Share Capital - Stock Option Transactions (Details)	3 Months Ended
	Jan. 31, 2025 $ / shares	Jan. 31, 2024 $ / shares
Statement Line Items [Line Items]
Outstanding, beginning of period	819,125	874,393
Outstanding, beginning of period, weighted average exercise price (in CAD per share)	$ 15.9	$ 15.9
Granted	0	0
Granted, weighted average exercise price (in CAD per share)	$ 0	$ 0
Exercised	6,775	0
Exercised, weighted average exercise price (in CAD per share)	$ 15.9	$ 0
Forfeited/cancelled	7,856	0
Forfeired/cancelled, weighted average exercise price (in CAD per share)	$ 15.9	$ 0
Expired	0	0
Expired, weighted average exercise price (in CAD per share)	$ 0	$ 0
Outstanding, end of period	804,494	874,393
Outstanding, beginning of period, weighted average exercise price (in CAD per share)	$ 15.9	$ 15.9